Segment Reporting - Interests (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) item
Interests
Number of major interests | item	2	3
Revenue	$ 675.0	$ 610.2
Major Interest One
Interests
Revenue	$ 105.2	$ 92.5
Percentage of revenue (as a percent)	15.60%	15.20%
Major Interest Two
Interests
Revenue	$ 90.2	$ 88.5
Percentage of revenue (as a percent)	13.40%	14.50%
Major Interest Three
Interests
Revenue		$ 75.0
Percentage of revenue (as a percent)		12.30%